Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 10 — SUBSEQUENT EVENTS
On May 14, 2025, the Company deposited $30,000 into the Company’s trust account in order to further extend the amount of time it has available to complete a business combination to June 18, 2025.
The Company drew down an additional $203,000 in April 2025 and $200,000 in May 2025 under the 3rd A&R WC Promissory Note.

NOTE 10 — SUBSEQUENT EVENTS
On January 16, 2025, the Company deposited $30,000 into the Company’s trust account in order to further extend the amount of time it has available to complete a business combination to February 18, 2025.
On
 February 4, 2025, the Company issued a third amended and restated promissory note (the “3 rd
A&R WC Promissory Note”) pursuant to which the Company may borrow up to an aggregate principal amount of $3,000,000. The 3 rd
A&R Promissory Note additionally includes a conversion feature whereby, notwithstanding the foregoing in the event of the Business Combination, the outstanding balance may be repaid at the Sponsor’s discretion, in cash or $1,491,000 of the principal and accrued and unpaid interest shall be converted in to the Company’s Class A ordinary shares at a share price of four dollars ($4.00), the balance of which shall be payable in cash at the closing of the Business Combination.

On May 23, 2025, CSLM amended the 3rd A&R Note solely to increase the amount the Company may borrow from $3,000,000 to $4,000,000.
On February 4, 2025, Fusemachines, the Company, and CSLM Merger Sub, Inc. entered into the 2 nd
Amendment which amends the Original Merger Agreement. The 2
nd
Amendment (a) amends the definition of the “PIPE Investment Amount” to mean the sum of (i) $8,840,000, and (ii) the Contingent PIPE Investment Amount, if any; and (b) removes the delay fees incurred in connection with delivery of Fusemachines’ financial statements.
In connection with the 2nd Amendment, the Sponsor Affiliate, provided financing to Fusemachines in the amount of $2,160,000, in exchange for the Escrow Note. The funds from the Escrow Note shall be put in an escrow account held at CST pursuant to the Escrow Agreement and shall be released to the Surviving Corporation upon the consummation of the Business Combination. In addition, the maturity dates on the two promissory notes issued by Fuse to the Sponsor Affiliate on January 25, 2024 in the amounts of $4.5 million and $2 million, were extended to July 12, 2025.
On February 4, 2025, in connection with the 2nd Amendment, the parties to the Subscription Agreement, entered into an the Subscription Agreement
Amendment
.
On February 18, 2025, the Company deposited $30,000 into the Company’s trust account in order to further extend the amount of time it has available to complete a business combination to March 18, 2025.
On March 14, 2025, the Company deposited $30,000 into the Company’s trust account to further extend the amount of time it has available to complete a business combination to April 18, 2025 (see Note 9).